Related Party Transactions (Details Textual) (USD $)	0 Months Ended	3 Months Ended							9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2014	Jan. 31, 2014	Dec. 17, 2013	Nov. 30, 2013	Sep. 24, 2013	Jul. 16, 2013	Mar. 20, 2013	Nov. 30, 2014	Jul. 31, 2013
Number of months to exit the pool for vessels that do have provisions										0 years 12 months
Due from Other Related Parties, Noncurrent		$ 5,305,000				$ 0			$ 0	$ 5,305,000	$ 0
Due from Related Parties, Current		42,373,000				0			0	42,373,000	0
Vessel revenue-related party pools (Note 15)									0	45,213,000
Months of notice given by the company to terminate the administrative agreement										0 years 24 months
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									0	972,000	0
Vessel operating costs-related party (Note 15)									0	122,000
Revenue, Net	0	17,732,000	12,608,000	13,180,000	5,467,000	0	0	0	0	48,987,000
Amount due to related party		1,231,000				0			0	1,231,000	0
Common Stock, Par or Stated Value Per Share		$ 0.01				$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01					$ 0.01
Common stock, $0.01 par value per share; authorized 450,000,000 shares; issued and outstanding 180,299,695 and 133,403,931 shares as of December 31, 2014 and December 31, 2013, respectively		1,803,000				1,334,000			1,334,000	1,803,000	1,334,000	150,000,000	42,360,000	284,018,000	291,000,000		242,800,000
Common Stock, Shares, Issued		180,299,695				133,403,931			133,403,931	180,299,695	133,403,931	40,000,000	4,695,000	31,300,000	32,590,411	33,400,000	31,250,000	1,500
Newbuilding Drybulk carriers [Member]
Minimum carrying capicity of vessels										30,000
Kamsarmax pool [Member]
Concentration Risk, Customer										0.714
Due from Other Related Parties, Noncurrent		3,272,000				0			0	3,272,000	0
Due from Related Parties, Current		8,482,000				0			0	8,482,000	0
Vessel revenue-related party pools (Note 15)									0	34,986,000
Ultramax pool [Member]
Concentration Risk, Customer										0.208
Due from Other Related Parties, Noncurrent		2,033,000				0			0	2,033,000	0
Due from Related Parties, Current		2,460,000				0			0	2,460,000	0
Vessel revenue-related party pools (Note 15)									0	10,196,000
Scorpio Services Holding Limited
Amount of months notice needed to be given for termination of administrative service agreement										0 years 12 months
Years Admin Service agreement may be terminated after IPO										3 years
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									0	56,000
Fee per day for each vessel owned										300
Amount due to related party		56,000								56,000
Common stock, $0.01 par value per share; authorized 450,000,000 shares; issued and outstanding 180,299,695 and 133,403,931 shares as of December 31, 2014 and December 31, 2013, respectively												15,000,000							15,000	10,000
Common Stock, Shares, Issued			52,394									4,000,000							4,000,000	1,250,000
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement										80
Common stock to be issued for Newbuilding Program										2,168,741
Common stock to be issued for first order in our Initial Fleet (in shares)										31,250
Number of vessels ordered in first order										17
Vessel acquisition fee payable to SSH, per vessel acquired										250,000
Scorpio Services Holding Limited | Minimum [Member]
Common stock to be issued for Newbuilding Program										25,497
Scorpio Services Holding Limited | Maximum [Member]
Common stock to be issued for Newbuilding Program										31,250
Scorpio Services Holding Limited | Kamsarmax Vessels [Member]
Common Stock, Shares, Issued		52,394								52,394
Scorpio commercial management (SCM)
Commissions refund										100
Vessel revenue-related party pools (Note 15)									0	31,000
Amount of months notice that must be given by either party for termination of Management Agreements										0 years 24 months
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									0	148,000
Time charter commissions										69,000
Commission payable to SCM of gross revenues per charter										1.75%
Reduced commission payable to SCM of gross revenues per charter										1.00%
Common Stock, Par or Stated Value Per Share		$ 9.75								$ 9.75
Commercial management fee payable to SCM (per vessel per day)										300
Scorpio Ship Management SSM
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									0	51,000
Vessel operating costs-related party (Note 15)									0	122,000
Fixtures and Equipment, Gross		154,000				0			0	154,000	0
Amount due to related party		1,131,000				0			0	1,131,000	0
Number of vessels		67								67
Annual Fee per vessel to provide technical management service		200,000								200,000
Management Fees, Base Revenue										1,943,000
Vessel acquisition fee payable to SSH, per vessel acquired										29,000
Scorpio Ship Management SSM | Minimum [Member]
Construction Supervisory Services payable per vessel										200,000
Scorpio Ship Management SSM | Maximum [Member]
Construction Supervisory Services payable per vessel										500,000
SUK
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									0	717,000
Amount due to related party		44,000				0			0	44,000	0
Scorpio Tankers [Member]
Due from Related Parties, Current		$ 31,277,000				$ 0			$ 0	$ 31,277,000	$ 0
Year Built 2014 [Member] | Scorpio Services Holding Limited | Kamsarmax Vessels [Member]
Number of vessels owned										2